Events After the Reporting Period (Details) - Event after reporting period [Member] - USD ($)	Aug. 27, 2026	Jun. 29, 2026	May 14, 2026	Apr. 07, 2026	Feb. 10, 2026	Jan. 12, 2026	Jan. 02, 2026	Aug. 10, 2026	Jun. 24, 2026
Events After the Reporting Period [Line Items]
Settle amount (in Dollars)		$ 3,000,000	$ 2,500,000	$ 2,000,000
Issuance of shares (in Shares)		6,000,000	5,000,000	4,000,000					1,000,000,000
Par value		$ 0.0001	$ 0.0001	$ 0.0001
Issue price per share		$ 0.5	$ 0.5	$ 0.5
Third party to develop robotics amount (in Dollars)						$ 2,500,000
Purchase agreement amount (in Dollars)					$ 3,330,000
Interest rate					9.00%			7.50%
Share capital (in Dollars)									$ 11,500
Ordinary shares of a par value	$ 0.0001								$ 0.0001
Redeemable convertible preference shares (in Dollars)									$ 15,000,000
Redeemable convertible preference shares divided (in Shares)									102,000
Shares authorized par value (in Shares)									5,000,000
Redeemable convertible preference shares [Member]
Events After the Reporting Period [Line Items]
Issuance of shares (in Shares)									100,000,000
Shares authorized par value (in Shares)									900,000,000
Class B Ordinary Shares [Member]
Events After the Reporting Period [Line Items]
Issuance of shares (in Shares)									100,000,000
Ordinary shares of a par value									$ 0.0001
Shares authorized par value (in Shares)									15,000,000
Class A Ordinary Shares [Member]
Events After the Reporting Period [Line Items]
Ordinary shares of a par value									$ 0.0001
Shares authorized par value (in Shares)									5,000,000
Top of Range [Member]
Events After the Reporting Period [Line Items]
Pre-split shares (in Shares)	20
Bottom of Range [Member]
Events After the Reporting Period [Line Items]
Pre-split shares (in Shares)	1
Robotics AI Platform [Member]
Events After the Reporting Period [Line Items]
Agreement cost (in Dollars)							$ 10,000,000